Fair value measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Equity securities at fair value	$ 7,419	$ 6,495
Available-for-sale investments	2,220,341	2,182,749
Other assets - Derivatives	30,459	11,564
Financial liabilities
Other liabilities - Derivatives	29,826	11,236
Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	7,419	6,495
Available-for-sale investments	2,220,341	2,182,749
Other assets - Derivatives	30,459	11,564
Financial liabilities
Other liabilities - Derivatives	29,826	11,236
Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	7,141	6,176
Available-for-sale investments	0	0
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	278	319
Available-for-sale investments	2,207,450	2,170,123
Other assets - Derivatives	30,459	11,564
Financial liabilities
Other liabilities - Derivatives	29,826	11,236
Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
Available-for-sale investments	12,891	12,626
Other assets - Derivatives	0	0
Financial liabilities
Other liabilities - Derivatives	0	0
Mutual funds
Financial assets
Equity securities at fair value	7,419	6,495
Mutual funds | Fair Value, Measurements, Recurring
Financial assets
Equity securities at fair value	7,419	6,495
Mutual funds | Fair Value, Measurements, Recurring | Level 1
Financial assets
Equity securities at fair value	7,141	6,176
Mutual funds | Fair Value, Measurements, Recurring | Level 2
Financial assets
Equity securities at fair value	278	319
Mutual funds | Fair Value, Measurements, Recurring | Level 3
Financial assets
Equity securities at fair value	0	0
US government and federal agencies
Financial assets
Available-for-sale investments	2,052,446	1,786,507
US government and federal agencies | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	2,052,446	1,786,507
US government and federal agencies | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
US government and federal agencies | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	2,052,446	1,786,507
US government and federal agencies | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities
Financial assets
Available-for-sale investments	25,676	25,425
Non-US governments debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	25,676	25,425
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	25,676	25,425
Non-US governments debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Corporate debt securities
Financial assets
Available-for-sale investments	0	78,713
Corporate debt securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	0	78,713
Corporate debt securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Corporate debt securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	78,713
Corporate debt securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans
Financial assets
Available-for-sale investments	12,891	12,626
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	12,891	12,626
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	0
Asset-backed securities - Student loans | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	12,891	12,626
Commercial mortgage-backed securities
Financial assets
Available-for-sale investments	0	123,209
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	0	123,209
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	0	123,209
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities
Financial assets
Available-for-sale investments	129,328	156,269
Residential mortgage-backed securities | Fair Value, Measurements, Recurring
Financial assets
Available-for-sale investments	129,328	156,269
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 1
Financial assets
Available-for-sale investments	0	0
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Financial assets
Available-for-sale investments	129,328	156,269
Residential mortgage-backed securities | Fair Value, Measurements, Recurring | Level 3
Financial assets
Available-for-sale investments	$ 0	$ 0